UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



              Report for the Calendar Year Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard E. Carlson
Title:    President
Phone:    (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE               February 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number              Name

     028-00030                         John W. Bristol & Co., Inc.
     028-04139                         Eaton Vance Management
     028-02588                         Klingenstein Fields & Co. LLC
     028-03877                         Fiduciary Trust Co. Intl.
     028-05814                         Baldwin Brothers Inc.
     028-02635                         Gardner, Russo & Gardner
     028-04558                         Parametric Portfolio Associates
     028-05621                         Santa Barbara Asset Management
     028-05395                         Select Equity Group Inc.
     028-00154                         Ruane, Cunnif & Goldfarb Inc.
     ---------------------------       -----------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total: $85,987
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2         COLUMN 3     COLUMN 4        COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                          VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------                 --------          -----       --------  -------   --- ----   ----------  --------  ----  ------  ----
ABBOTT LABS                    COM               002824100    2,638     46,975   SH         SOLE        NONE       46,975
AMERICAN INTL GROUP INC        COM               026874107    3,857     66,156   SH         SOLE        NONE       66,156
BANK OF AMERICA CORPORATION    COM               060505104      204      4,956   SH         SOLE        NONE        4,956
BERKSHIRE HATHAWAY INC DEL     CL B              084670207      540        114   SH         SOLE        NONE          114
BP PLC                         SPONSORED ADR     055622104      610      8,331   SH         SOLE        NONE        8,331
CAMPBELL SOUP CO               COM               134429109   20,773    581,395   SH         SOLE        NONE      581,395
CHEVRON CORP NEW               COM               166764100      845      9,058   SH         SOLE        NONE        9,058
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH   167250109      242      4,000   SH         SOLE        NONE        4,000
COCA COLA CO                   COM               191216100    1,218     19,843   SH         SOLE        NONE       19,843
COMCAST CORP NEW               CL A              20030N101      746     40,829   SH         SOLE        NONE       40,829
CONOCOPHILLIPS                 COM               20825C104      246      2,791   SH         SOLE        NONE        2,791
EXXON MOBIL CORP               COM               30231G102   15,834    168,999   SH         SOLE        NONE      168,999
GENERAL ELECTRIC CO            COM               369604103    2,997     80,835   SH         SOLE        NONE       80,835
HESS CORP                      COM               42809H107      303      3,000   SH         SOLE        NONE        3,000
IMCLONE SYS INC                COM               45245W109      430     10,000   SH         SOLE        NONE       10,000
J P MORGAN CHASE & CO          COM               46625H100      286      6,548   SH         SOLE        NONE        6,548
JOHNSON & JOHNSON              COM               478160104      216      3,234   SH         SOLE        NONE        3,234
MEDCO HEALTH SOLUTIONS INC     COM               58405U102      203      2,000   SH         SOLE        NONE        2,000
MERRILL LYNCH & CO INC         COM               590188108    5,848    108,945   SH         SOLE        NONE      108,945
METROPCS COMMUNICATIONS INC    COM               591708102   18,000    925,440   SH         SOLE        NONE      925,440
ROYAL DUTCH SHELL PLC          SPONS ADR A       780259206    4,002     47,525   SH         SOLE        NONE       47,525
TARGACEPT INC                  COM               87611R306      177     21,400   SH         SOLE        NONE       21,400
UNION PAC CORP                 COM               907818108      377      3,000   SH         SOLE        NONE        3,000
WELLS FARGO & CO NEW           COM               949746101    5,398    178,794   SH         SOLE        NONE      178,794










































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